Transfer of Assets - Summary of Carrying Amount and Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 17,168	$ 17,209
Carrying amount of associated liabilities	16,694	16,925
Residential mortgages [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	6,072	5,569
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets	$ 11,096	$ 11,640